Income taxes (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three months ended March 31, 2022 and March 31, 2021, comprise:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Provision for income taxes (excluding restructuring)	$14,114	$16,148
Tax impact of restructuring	(828)	—
Provision for income taxes	$13,286	$16,148